Restricted Bank Deposits and Short-term Bank Deposits (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Restricted Bank Deposits and Short-term Bank Deposits

	2019 RMB million	2018 RMB million
Restricted bank deposits	6	16